UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
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FORM ABS-15G
 ___________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/16 to 12/31/2016

Date of Report (Date of earliest event reported)
January 1, 2016 – December 31, 2016
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Ygrene Energy Fund, Inc.
(Exact name of securitizer as specified in its charter)
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025-02386 (Commission File Number of securitizer)	0001657718 (Central Index Key Number of securitizer)

Michael Chan, (707) 236-6650
Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Ygrene Energy Fund, Inc. (the "Securitizer") hereby makes its annual filing to disclose the repurchase requests across all trusts that it has received during the calendar year beginning January 1, 2016 and ending December 31, 2016. For the second, third and fourth quarters of 2016, there was no activity to report for such quarterly periods, pursuant to Rule 15Ga-1(c)(2)(i). Except for the fifteen repurchase requests in the first quarter in 2016, which was reported on a Form ABS-15G that was dated and filed with the Securities and Exchange Commission on May 12, 2016, the Securitizer had no other repurchase activity to report for the calendar year ending December 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

YGRENE ENERGY FUND, INC.
(Securitizer)

By: /s/ Michael Chan
Name: Michael Chan
Title: CFO
(Senior Officer in Charge of Securitization)

Date:  February 14, 2017